SCHEDULE OF BANK LOAN (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total	$ 980,452	$ 980,452
PT Bank UOB Indonesia [Member]
Short-Term Debt [Line Items]
Total	$ 980,452	$ 980,452